Revenue – Contract (Tables)	12 Months Ended
Dec. 31, 2024
TextBlock 1 [Abstract]
Summary of In-Progress Contracts
(a)	Details of outstanding contracts as of December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023		2024
Accumulated cost	￦	26,101,964	28,057,329
Accumulated contract profit		1,752,184	1,935,732
Accumulated contract loss		(697,878)	(709,097)
Accumulated contract revenue		27,156,270	29,283,964

Summary of Due From Customers for Contract Work and Due to Customers for Contract Work
(b)	Details of due from customers for contract work and due to customers for contract work as of December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023		2024
Due from customers for contract work	￦	1,704,256	1,487,559
Due to customers for contract work		(624,632)	(452,839)

	￦	1,079,624	1,034,720

Summary of provision of construction loss explanatory
(c)	Details of provisions for construction losses as of December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023		2024
Infrastructure - construction segment	￦	48,825	52,492
Others		1,749	857

	￦	50,574	53,349

Summary of Changes in Estimated Total Contract Costs and Impact on Profit or Loss
(d)
For the years ended December 31, 2022, 2023 and 2024, the total contract revenues and the estimated total contract costs have changed and the impact of such changes on profit before income tax for the current and future periods are as follows:

(in millions of Won)	2022		2023		2024
Changes in total contract revenues	￦	1,222,558	￦	1,362,828	1,346,547
Changes in estimated total contract costs		1,622,429		1,419,726	1,578,811
Changes in profit before income taxes of construction contract:
-Current period		(165,623)		(91,397)	(314,409)
-Future periods		(234,248)		34,499	82,145

Summary of Expected Revenue In Relation To Performance Obligations
(e)	As of December 31, 2024, revenue expected to be recognized in the future in relation to performance obligations that have not been fulfilled (or partially fulfilled) is as follows:

(in millions of Won)	2025		2026	2027	After 2028	Total
Expected Revenue	￦	5,539,173	3,824,182	2,656,862	804,279	12,824,496